Plant and Equipment - Schedule of Plant and Equipment (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Plant and equipment, at cost [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	RM 18,297,505		RM 13,402,773
Addition	29,241,319		4,894,732
Balance at ending	45,980,501	$ 11,329,433	18,297,505
Disposal	(1,558,323)
Plant and equipment, at cost [Member] | Equipment & Machine [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	17,363,293		12,468,561
Addition	22,096,293		4,894,732
Balance at ending	37,901,263	9,338,737	17,363,293
Disposal	(1,558,323)
Plant and equipment, at cost [Member] | Computer & Handphone [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	114,419		114,419
Addition
Balance at ending	114,419	28,193	114,419
Disposal
Plant and equipment, at cost [Member] | License [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	775,901		775,901
Addition	7,031,639
Balance at ending	7,807,540	1,923,750	775,901
Disposal
Plant and equipment, at cost [Member] | Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	43,892		43,892
Addition	113,387
Balance at ending	157,279	38,753	43,892
Disposal
Accumulated Depreciation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	4,043,687		2,355,695
Balance at ending	6,893,925	1,698,639	4,043,687
Disposal	(725,611)
Depreciation for the year	3,575,849		1,687,992
Accumulated Depreciation [Member] | Equipment & Machine [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	3,807,496		2,230,743
Balance at ending	5,951,602	1,466,454	3,807,496
Disposal	(725,611)
Depreciation for the year	2,869,717		1,576,753
Accumulated Depreciation [Member] | Computer & Handphone [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	78,999		56,323
Balance at ending	98,496	24,269	78,999
Disposal
Depreciation for the year	19,497		22,676
Accumulated Depreciation [Member] | License [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	142,426		64,836
Balance at ending	805,986	198,592	142,426
Disposal
Depreciation for the year	663,560		77,590
Accumulated Depreciation [Member] | Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	14,766		3,793
Balance at ending	37,841	9,324	14,766
Disposal
Depreciation for the year	23,075		10,973
Carrying Amount [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	14,253,818
Balance at ending	39,086,576	9,630,794	14,253,818
Carrying Amount [Member] | Equipment & Machine [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	13,555,797
Balance at ending	31,949,661	7,872,283	13,555,797
Carrying Amount [Member] | Computer & Handphone [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	35,420
Balance at ending	15,923	3,924	35,420
Carrying Amount [Member] | License [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	633,475
Balance at ending	7,001,554	1,725,158	633,475
Carrying Amount [Member] | Renovation [Member]
Schedule of Plant and Equipment [Line Items]
Balance at beginning	29,126
Balance at ending	RM 119,438	$ 29,429	RM 29,126